Borrowings - Debt Extensions (FY) (Details) - Notes payable - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021
Series 1 promissory notes, first term extension
Debt Instrument [Line Items]
Interest rate					12.00%		12.00%
Principal amount of extension promissory notes	$ 0	$ 0	$ 0	$ 122	$ 122	$ 829
Series 1 promissory notes, second term extension
Debt Instrument [Line Items]
Interest rate					15.00%		15.00%
Principal amount of extension promissory notes	$ 0	$ 0	$ 122	$ 300	$ 603	$ 890